FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of monte carlo simulation model for the public warrants and the private placement warrants

	December 31,
	2019	2020	2021
Expected term	3	2.25	1.25
Expected dividend yield	0%	0%	0%
Expected volatility	78.11%	96.83%	83.00%
Risk-free interest rate	1.91%	0.42%	0.75%

CIK 0001822935 Healthcare Capital Corp
Schedule of company's assets that are measured at fair value on a recurring basis

		December 31,	December 31,
Description	Level	2021	2020
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$275,016,417	$—
Liabilities:
Warrant liability – Public Warrants	1	6,737,500	—
Warrant liability – Private Placement Warrants	3	3,400,000	—

Schedule of monte carlo simulation model for the public warrants and the private placement warrants

January 20,
2021
(Initial
Input	Measurement)
Risk-free interest rate	0.62%
Trading days per year	250
Expected volatility	16.4%
Exercise price	$11.50
Stock Price	$9.46

December 31,
Input	2021
Risk-free interest rate	1.27%
Trading days per year	250
Expected volatility	9.7%
Exercise price	$11.50
Stock price	$9.82

Schedule of changes in the Level 3 fair value of warrant liabilities

	Private
	Placement	Public	Warrant
	Warrants	Warrants	Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on January 20, 2021	7,480,000	14,850,000	22,330,000
Change in fair value	(3,196,000)	(6,187,500)	(9,383,500)
Transfer to Level 1	—	(8,662,500)	(8,662,500)
Fair value as of March 31, 2021	$4,284,000	$—	$4,284,000
Change in fair value	816,000	—	816,000
Fair value as of June 30, 2021	5,100,000	—	5,100,000
Change in fair value	(340,000)	—	(340,000)
Fair value as of September 30, 2021	$4,760,000	$—	$4,760,000
Change in fair value	(1,360,000)	—	(1,360,000)
Fair value as of December 31, 2021	$3,400,000	$—	$3,400,000